Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases Abstract
Right of use assets	$ 1,278
Lease liabilities	$ 1,418
Operating leases weighted average remaining lease term	3 years 73 days
Weighted average discount rate	5.00%